Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 392 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 393 [X]

VALUED ADVISERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

John M. Ford

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective:

[x] immediately upon filing pursuant to paragraph (b);

[ ] on (date) pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

February 28, 2024

Kovitz Core Equity ETF

EQTY

Primary Listing Exchange for the Fund: NYSE Arca

Kovitz Investment Group Partners, LLC

71 South Wacker Drive, Suite 1860, Chicago, IL 60606 (312) 334-7300

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

TABLE OF CONTENTS

SUMMARY SECTION	2
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	8
HOW TO BUY AND SELL SHARES	11
DETERMINATION OF NET ASSET VALUE	13
DIVIDENDS, DISTRIBUTIONS AND TAXES	13
MANAGEMENT OF THE FUND	15
FINANCIAL HIGHLIGHTS	16
DISCLAIMERS	18
FOR MORE INFORMATION	19

SUMMARY SECTION

Investment Objective

The investment objective of the Kovitz Core Equity ETF (the “Fund”) is long- term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Kovitz Core Equity ETF invests primarily in equity securities of U.S. and foreign companies. Kovitz Investment Group Partners, LLC (the “Adviser”) generally selects equity securities of high-quality companies believed by the Adviser to be undervalued.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies, either directly or through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies. The Adviser’s starting universe is the constituents of the S&P 500 Index and the non-U.S.- based companies in the S&P Global 100 Index. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $5 billion and up) of the S&P Midcap 400 Index. The Adviser culls this initial universe into an “investable” universe using a combination of qualitative and quantitative analysis. The Adviser begins with a qualitative screen to reduce the number of companies eligible for investment by the Fund. The Adviser emphasizes companies that are market leaders, offer stable products, have low capital requirements and have experienced and competent management with ownership stakes. The Adviser then uses a quantitative analysis to further reduce the universe of companies in which the Fund may invest. The Adviser

2

emphasizes companies with high returns on capital, high correlation between earnings and cash flow, low financial risk and valuations based on discounted cash flow models.

Our approach to investing in equities is based on the methodology pioneered by Benjamin Graham, and as further developed and modified by Warren Buffett and Charlie Munger of Berkshire Hathaway. Mr. Graham distilled the secret of sound investment in three words – “Margin of Safety”. This simple concept has become the cornerstone of our investment philosophy. While we strive to maximize return, we believe that the primary and overriding investment criterion should be safety of principal with a focus on minimizing permanent loss of capital. This mindset directs us to stocks selling at a significant discount to our estimate of underlying intrinsic value. This enables us to generate substantial gains when our analysis proves correct, while minimizing downside risk if a particular investment thesis is flawed. Adhering to these principles often results in an investment policy that runs counter to the general market psychology, and facilitates reducing the process of purchasing and selling securities to a discipline rather than an art. This approach is focused on maximizing long-term net worth and not necessarily on generating short-term performance.

We consider investments in common stocks as units of ownership in a business. We don’t, therefore, regard ourselves as just traders of pieces of paper, but rather as part-owners of tangible businesses. As such, we seek to allocate investment capital on the basis of justifiable premises, valid logic and hard evidence – not popularity or emotion. This owner mentality necessarily requires us to draw a distinction between investing and speculating. As investors, our primary interest lies in acquiring and holding securities of exceptional businesses at suitable prices. Market movements are important to us only in a practical sense, as they alternately create low price levels at which we can buy and high price levels at which we can sell.

We look for companies with superior, sustainable, competitive positions in their market niche, historically high returns on invested capital, strong free cash flow, little or no reliance on debt financing, and an experienced management team with significant ownership stakes. Our stringent research gives us confidence to establish concentrated portfolios (30 to 40 companies) where our best ideas can have a meaningful impact on performance. While we guard against market risk through asset allocation and industry diversification, we believe investment risk is most importantly handled by detailed knowledge about companies in which we invest and by being acutely price conscious.

We believe that to effectively value a business we must first understand the dynamics of the industry (barriers to entry, threat of substitutes, competitive landscape, power of buyers and suppliers) and what factors impact the company’s margins and its returns on invested capital. As part of the valuation process, we estimate the future cash flows that can be generated by the business, always keeping our estimates conservative. Because of the uncertainties inherent in this process, we tend to favor businesses in industries unlikely to experience major change and where surprises are not likely to prove devastating to the long-term value of the franchise. Fast changing industries may produce some huge winners, but it precludes the certainty we desire. We would rather be reasonably certain of a good result than hopeful for a great one.

In determining the intrinsic value of a company, our Research Team focuses primarily on fundamental principles of balance sheet and cash flow analysis, with a secondary emphasis on the income statement. Our bottom-up research includes review of the annual and quarterly reports (10-Ks & 10-Qs), financial statements, and industry publications. We rely primarily on our own independent thinking and in-house research, and not on guidance from perpetually optimistic Company management or potentially biased Wall Street analysts.

Securities that have reached their intrinsic value or securities with deteriorating fundamentals that cannot support the current valuation of the security or that no longer support the thesis upon which their purchase was based are candidates for sale. The Adviser may also sell securities of the Fund when it identifies opportunities that are more attractive for the Fund than the prospects of a particular current holding.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

3

Sanctions Risk. As a result of certain political tensions and armed conflicts outside of the United States, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain countries, corporate entities and individuals. The imposition of such sanctions and other similar measures could cause, among other things, a decline in the value and/or liquidity of securities issued, downgrades in the credit ratings of securities, and increased market volatility affecting not only the party but throughout the world. Sanctions could also result in a party taking counter measures or retaliatory actions which may further impair the value and liquidity of some securities.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies may be more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Foreign Securities. Foreign securities (including ADRs) are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others: country related risks, including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risks of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. For example, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Risks of Convertible Securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

Sector Risk. To the extent that the Fund focuses in one or more sectors, factors affecting those sectors could affect Fund performance.

Market Trading Risk. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the Fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of the Fund’s shares and its underlying value.

There can be no assurance that the shares will continue to trade on a stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent

4

that they sell shares at these temporarily low market prices. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Premium/Discount Risk. Shares of the Fund may trade at prices other than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below its most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and resulting premium or discount to the shares’ NAV is likely to widen.

Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Fund that differ significantly from its NAV.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Performance

The returns presented below for the Fund reflect the performance of the Green Owl Intrinsic Value Fund (the “Predecessor Fund”) for periods prior to December 9, 2022. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization consummated after the close of business on December 9, 2022, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The Predecessor Fund was managed by the same investment adviser and the same portfolio managers as the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and substantially similar strategies as the Predecessor Fund. While the Fund’s investment strategies are substantially similar to the Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in strategies, fees and expenses.

The bar chart below shows how the Fund’s and the Predecessor Fund’s investment results have varied from year to year. The table below shows how the Fund’s and the Predecessor Fund’s average annual total returns compare over time to those of a broad-based securities market index. Past performance (before and after taxes) of the Fund or the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.

5

Annual Total Return (years ended December 31st)

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
6.67%
-7.05%
19.81%
17.12%
-10.69%
27.03%
13.51%
29.87%
-22.74%
26.85%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest/Lowest quarterly results during this time period were:

Best Quarter: 2nd Quarter, 2020, 20.80%

Worst Quarter: 1st Quarter, 2020, (29.22)%

Average Annual Total Returns for the periods ending December 31, 2023:

	One Year	Five Years	Ten Years
The Fund
Before Taxes	26.85%	12.91%	8.59%
After Taxes on Distributions	26.77%	11.07%	7.20%
After Taxes on Distributions and Sale of Fund Shares	15.95%	10.17%	6.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 714-2327. Performance data current to the most recent quarter end may be obtained at www.kovitzetf.com.

 .

Portfolio Management

Investment Adviser – Kovitz Investment Group Partners, LLC

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Portfolio Management Team

•	Mitchell A. Kovitz, CFA, CPA, Portfolio Manager of the Fund and Chief Executive Officer, Principal and Portfolio Manager of the Adviser; Portfolio Manager of the Predecessor Fund from its inception in December 2011 to the time of the Reorganization.

•	Joel D. Hirsh, CFA, Portfolio Manager of the Fund and Principal and Portfolio Manager of the Adviser; Portfolio Manager of the Predecessor Fund from its inception in December 2011 to the time of the Reorganization.

•	Bryan L. Engler, CFA, Portfolio Manager of the Fund and Principal and Portfolio Manager of the Adviser; Portfolio Manager of the Predecessor Fund from 2021 to the time of the Reorganization.

•	Jonathan A. Shapiro, MBA, CFA, Portfolio Manager of the Fund and Principal of the Adviser; Portfolio Manager of the Predecessor Fund from its inception in December 2011 to the time of the Reorganization.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on NYSE Arca and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers.

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s web site at www.kovitzetf.com.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such an account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Fund is long- term capital appreciation. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ advance notice of any change in its investment objective.

Principal Investment Strategies

The Kovitz Core Equity ETF invests primarily in equity securities of U.S. and foreign companies. Kovitz Investment Group Partners, LLC (the “Adviser”) generally selects equity securities of high-quality companies believed by the Adviser to be undervalued.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies, either directly or through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies The Adviser’s starting universe is the constituents of the S&P 500 Index and the non-U.S.- based companies in the S&P Global 100 Index. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $5 billion and up) of the S&P Midcap 400 Index. The Adviser culls this initial universe into an “investable” universe using a combination of qualitative and quantitative analysis. The Adviser begins with a qualitative screen to reduce the number of companies eligible for investment by the Fund. The Adviser emphasizes companies that are market leaders, offer stable products, have low capital requirements and have experienced and competent management with ownership stakes. The Adviser then uses a quantitative analysis to further reduce the universe of companies in which the Fund may invest. The Adviser emphasizes companies with high returns on capital, high correlation between earnings and cash flow, low financial risk and valuations based on discounted cash flow models.

Our approach to investing in equities is based on the methodology pioneered by Benjamin Graham, and as further developed and modified by Warren Buffett and Charlie Munger of Berkshire Hathaway. Mr. Graham distilled the secret of sound investment in three words – “Margin of Safety”. This simple concept has become the cornerstone of our investment philosophy. While we strive to maximize return, we believe that the primary and overriding investment criterion should be safety of principal with a focus on minimizing permanent loss of capital. This mindset directs us to stocks selling at a significant discount to our estimate of underlying intrinsic value. This enables us to generate substantial gains when our analysis proves correct, while minimizing downside risk if a particular investment thesis is flawed. Adhering to these principles often results in an investment policy that runs counter to the general market psychology, and facilitates reducing the process of purchasing and selling securities to a discipline rather than an art. This approach is focused on maximizing long-term net worth and not necessarily on generating short-term performance.

We consider investments in common stocks as units of ownership in a business. We don’t, therefore, regard ourselves as just traders of pieces of paper, but rather as part-owners of tangible businesses. As such, we seek to allocate investment capital on the basis of justifiable premises, valid logic and hard evidence – not popularity or emotion. This owner mentality necessarily requires us to draw a distinction between investing and speculating. As investors, our primary interest lies in acquiring and holding securities of exceptional businesses at suitable prices. Market movements are important to us only in a practical sense, as they alternately create low price levels at which we can buy and high price levels at which we can sell.

We look for companies with superior, sustainable, competitive positions in their market niche, historically high returns on invested capital, strong free cash flow, little or no reliance on debt financing, and an experienced management team with significant ownership stakes. Our stringent research gives us confidence to establish concentrated portfolios (30 to 40 companies) where our best ideas can have a meaningful impact on performance. While we guard against market risk through asset allocation and industry diversification, we believe investment risk is most importantly handled by detailed knowledge about companies in which we invest and by being acutely price conscious.

We believe that to effectively value a business we must first understand the dynamics of the industry (barriers to entry, threat of substitutes, competitive landscape, power of buyers and suppliers) and what factors impact the company’s margins and its returns on invested capital. As part of the valuation process, we estimate the future cash flows that can be generated by the business, always keeping our estimates conservative. Because of the uncertainties inherent in this process, we tend to favor businesses in industries unlikely to experience major change and where surprises are not likely to prove devastating to the long-term value of the franchise. Fast changing industries may produce some huge winners, but it precludes the certainty we desire. We would rather be reasonably certain of a good result than hopeful for a great one.

8

In determining the intrinsic value of a company, our Research Team focuses primarily on fundamental principles of balance sheet and cash flow analysis, with a secondary emphasis on the income statement. Our bottom-up research includes review of the annual and quarterly reports (10-Ks & 10-Qs), financial statements, and industry publications. We rely primarily on our own independent thinking and in-house research, and not on guidance from perpetually optimistic Company management or potentially biased Wall Street analysts.

Securities that have reached their intrinsic value or securities with deteriorating fundamentals that cannot support the current valuation of the security or that no longer support the thesis upon which their purchase was based are candidates for sale. The Adviser may also sell securities of the Fund when it identifies opportunities that are more attractive for the Fund than the prospects of a particular current holding.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline as a result of national and global events such as recession, war, epidemics or pandemics, terrorism, natural disasters and other events which may have a significant impact on markets generally.

Sanctions Risk. As a result of certain political tensions and armed conflicts outside of the United States, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain countries, corporate entities and individuals. The imposition of such sanctions and other similar measures could cause, among other things, a decline in the value and/or liquidity of securities issued, downgrades in the credit ratings of securities, and increased market volatility affecting not only the party but throughout the world. Sanctions could also result in a party taking counter measures or retaliatory actions which may further impair the value and liquidity of some securities.

Risks of Investing in Common Stocks. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations.

Risks of Small and Medium Capitalization Companies. To the extent the Fund invests in small and medium cap companies, the Fund will be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies, and small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Foreign Securities. To the extent the Fund invests in foreign securities (including ADRs) the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include the risks associated with higher transaction costs, delayed settlements, lack of liquidity, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated obligations, thereby increasing

9

credit risk. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments. In addition, foreign issuers, brokers, and securities markets may be subject to less government supervision than in the U.S.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risk of Warrants and Rights. A warrant or right gives the Fund the ability to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant or right may become worthless unless it is exercised or sold before expiration. For example, if the market price of the common stock does not exceed the warrant’s or right’s exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Sector Risk. To the extent that the Fund focuses in one or more sectors, factors affecting those sectors could affect Fund performance.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

Market Trading Risk. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the Fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of the Fund’s shares and its underlying value.

There can be no assurance that the shares will continue to trade on a stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Premium/Discount Risk. Shares of the Fund may trade at prices other than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below its most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen.

Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for

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shares of the Fund that differ significantly from its NAV.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any government agency.

As with any investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective(s).

Is the Fund right for you?

The Fund may be suitable for:

•	long-term investors seeking a fund with an investment objective of long-term capital appreciation

•	investors willing to accept price fluctuations in their investment

The Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the stock exchange and prior to the opening of trading on the Exchange the following day. Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information (“SAI”).

HOW TO BUY AND SELL SHARES

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund (“Cash Component”) in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement.

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The Fund charges Authorized Participants standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	200 basis points (2%)

*As a percentage of the amount invested.

The Fund reserves the right to make redemptions of shares for cash.

Shares of the Fund will be listed for trading on NYSE Arca under the symbol EQTY. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases And Redemptions Of Fund Shares

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also

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employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

Investments by Other Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1), the registered investment company must enter into an agreement with the Trust.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s NAV per share (“NAV”). The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.kovitzetf.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below (including if reinvested in additional shares).

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Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes. As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

The Fund intends to elect and to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the Fund level on income and gains from investments that are timely distributed to the shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	the Fund makes distributions,

•	you sell your shares listed on the Exchange, and

•	you purchase or redeem Creation Units.

Taxes on Distributions. As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. If you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gain are taxable to you at ordinary income rates. Fund distributions of long-term capital gains are taxable to you at long-term capital gain rates. A portion of income dividends reported by the Fund as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Qualified dividend income generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of certain foreign corporations may be qualified dividend income if that stock is readily tradeable on an established U.S. securities market.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November, or December but paid in January are taxable as if they were paid in December.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. However, any loss incurred on the sale or exchange of the Fund’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities

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received plus any cash. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales”, on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund must withhold if the Service instructs us to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange or your shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S. and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements. In December 2018, the Service and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on those proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the federal tax laws are under consideration. However, it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

MANAGEMENT OF THE FUND

Adviser. Kovitz Investment Group Partners, LLC, 71 South Wacker Drive, Suite 1860, Chicago, IL 60606, serves as investment adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser provides investment advice primarily to high net worth individuals and institutional clients. The Adviser served as investment adviser to the Predecessor Fund from January 1, 2016 to the time of the Reorganization. The Adviser is an indirect wholly-owned subsidiary of Focus Financial Partners, LLC (“Focus”), a Delaware limited liability company that is a strategic and financial investor in independently-managed wealth management firms. As of October 31, 2023, the Adviser had assets under management of approximately $6.8 billion.

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Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.99% of the Fund’s average daily net assets. A discussion of the factors that the Board considered in approving the Fund’s advisory agreement with the Adviser is contained in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2023.

Portfolio Managers. The Adviser utilizes a team approach in managing the Fund. The members of the Adviser’s Investment Team are jointly responsible for making the investment decisions for the Fund, and decisions are made by consensus opinion.

Mitchell A. Kovitz, CFA, CPA –Portfolio Manager of the Fund and Chief Executive Officer, Portfolio Manager and Principal of the Adviser. Mr. Kovitz has been managing the Fund and previously the Predecessor Fund since 2011. He founded the previous adviser to the Predecessor Fund, Kovitz Investment Group, LLC (“KIG”), with his partners in 2003. Prior to that, Mr. Kovitz helped form the Kovitz Group within Rothschild Investment Corporation, Chicago, IL in 1994. Mr. Kovitz graduated from the University of Illinois at Urbana-Champaign in 1986 with a Bachelor of Science degree in Accounting. He became licensed as a Certified Public Accountant in 1986 and received his Masters in Taxation from the University of Illinois in 1987. Mr. Kovitz is a CFA® Charterholder.

Joel D. Hirsh, CFA – Portfolio Manager of the Fund and Portfolio Manager and Principal of the Adviser. Mr. Hirsh has been managing the Fund and previously the Predecessor Fund since 2011. He joined KIG in 2006 as an equity analyst. In 2007 his role expanded to Portfolio Manager. Prior to joining KIG, Mr. Hirsh was an equity research analyst for KeyBank Capital Markets, a division of McDonald Investments. Mr. Hirsh graduated from the University of Michigan in 2004 with a Bachelor of Arts degree in Economics. Mr. Hirsh is a CFA® Charterholder and a member of the CFA Society of Chicago’s Education Advisory Group.

Bryan L. Engler, CFA – Portfolio Manager of the Fund and Portfolio Manager and Principal of the Adviser. Mr. Engler has been managing the Fund and previously the Predecessor Fund as a Portfolio Manager of the Adviser since 2021. Mr. Engler joined the Adviser in 2019 as a Senior Research Analyst. Previously, he was a Senior Equity Analyst at Great Lakes Advisors from 2011 to 2019. Mr. Engler graduated from Tulane University in 2005 with a Bachelor of Arts degree in Political Science. Mr. Engler is a CFA® Charterholder and a member of the CFA Society of Chicago.

Jonathan A. Shapiro, MBA, CFA – Portfolio Manager of the Fund and Principal of the Adviser. Mr. Shapiro has been managing the Fund and previously the Predecessor Fund since 2011. He founded KIG with his partners in 2003. Mr. Shapiro joined the Kovitz Group at Rothschild Investment Corporation, Chicago, IL in 1999 as a Portfolio Manager. Previously, he was an Analyst at Vector Securities from 1997 to 1999 and a Management Consultant with KMPG and Towers Perrin from 1986 to 1997. Mr. Shapiro graduated from Carleton College in 1986 with a Bachelor of Arts degree in Mathematics. He later received his Masters of Business Administration from the University of Chicago Booth School of Business with concentrations in Finance and Accounting. Mr. Shapiro is a CFA® Charterholder and a member of the CFA Society of Chicago.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table below will help you understand the financial performance of the Fund or the Predecessor Fund for the periods shown. Certain information reflects the financial performance of a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming all dividends and distributions were reinvested. The information for the years shown has been audited by Cohen & Company, Ltd., the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the Annual Report to Shareholders and are incorporated by reference in the SAI, both of which are available free of charge upon request.

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Kovitz Core Equity ETF
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended October 31,
	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of year	$17.74	$26.41	$17.94	$18.81	$18.99
Investment operations:
Net investment income (loss)	0.06	(0.04)	(0.04)	0.03	0.19
Net realized and unrealized gain (loss) on investments	1.47	(4.44)	9.10	0.05	1.47
Total from investment operations	1.53	(4.48)	9.06	0.08	1.66
Less distributions to shareholders from:
Net investment income	(0.01)	—	— (a)	(0.17)	(0.05)
Net realized gains	(1.80)	(4.19)	(0.59)	(0.78)	(1.79)
Total distributions	(1.81)	(4.19)	(0.59)	(0.95)	(1.84)
Net asset value, end of year	$17.46	$17.74	$26.41	$17.94	$18.81
Market price, end of period	$17.48	$—	$—	$—	$—
Total Return(b)	9.47%	(20.01)%	51.56%	0.23%	10.34%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$832,169	$76,576	$99,367	$77,665	$83,966
Ratio of expenses to average net assets after expense waiver	0.99%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets before expense waiver	1.00%	1.30%	1.28%	1.34%	1.32%
Ratio of net investment income (loss) to average net assets after expense waiver	0.26%	(0.18)%	(0.17)%	0.15%	1.04%
Portfolio turnover rate(c)	20%	26%	20%	46%	29%

(a)	Rounds to less than $0.005 per share.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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DISCLAIMERS

Shares of the Fund are not sponsored, endorsed, or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual Report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period. Paper copies of the reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. You may elect to receive all future reports in paper format, free of charge by contacting your financial intermediary or by calling the Fund toll-free at (877) 714-2327.

Statement of Additional Information: The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the SEC and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting the Fund at (877) 714-2327. You may also request other information about the Fund and make shareholder inquiries. The requested documents will be sent within three business days of receipt of the request. The Fund’s SAI and Annual and Semi-Annual Reports are available on the Fund’s website at www.kovitzetf.com.

You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Investment Company Act #811-22208

Kovitz Core Equity ETF

EQTY

Primary Listing Exchange for the Fund: NYSE Arca

A Series of Valued Advisers Trust

Statement of Additional Information

February 28, 2024

Kovitz Investment Group Partners, LLC

71 South Wacker Drive, Suite 1860

Chicago, IL 60606

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Kovitz Core Equity ETF (the “Fund”) dated February 28, 2024. This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2023. A free copy of the Prospectus, Annual Report, or Semi-Annual Report can be obtained without charge, upon request, by calling toll-free (877) 714-2327 or by visiting the Fund’s website at www.kovitzetf.com.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	2
PORTFOLIO TURNOVER	8
INVESTMENT LIMITATIONS	8
INVESTMENT ADVISER	10
TRUSTEES AND OFFICERS	12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	16
PORTFOLIO TRANSACTIONS AND BROKERAGE	17
DISCLOSURE OF PORTFOLIO HOLDINGS	18
PROXY VOTING POLICY	19
DETERMINATION OF NET ASSET VALUE	20
HOW TO BUY AND SELL SHARES	21
STATUS AND TAXATION OF THE FUND	28
THE DISTRIBUTOR	38
OTHER SERVICE PROVIDERS	39
FINANCIAL STATEMENTS	39
DISCLAIMERS	40
EXHIBIT A – TRUST PROXY VOTING POLICIES AND PROCEDURES	41
EXHIBIT B – ADVISER PROXY VOTING POLICIES AND PROCEDURES	43

DESCRIPTION OF THE TRUST AND THE FUND

The Kovitz Core Equity ETF (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”).

The Fund is the successor in interest to the Green Owl Intrinsic Value Fund (the “Predecessor Fund”) The Predecessor Fund was previously organized as a series of the Trust, and advised by the Adviser. On June 1-2, 2022, the Board of Trustees of the Trust (the “Board”) approved the reorganization of the Predecessor Fund with and into the Fund, a “shell” series of the Trust, and effective as of the close of business on December 9, 2022, the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”).  The Fund succeeded to the accounting and performance histories of the Predecessor Fund.  Any such historical information provided in this SAI for the Fund that relates to periods prior to December 9, 2022, is therefore that of the Predecessor Fund. The Predecessor Fund had the same investment objectives and substantially similar investment strategies to the Fund, and was managed by the same portfolio managers as the Fund. The Predecessor Fund commenced operations in 2011.

On June 1-2, 2022, the Board also approved the reorganization of The Marathon Value Portfolio, a series of Northern Lights Fund Trust III (the “Marathon Fund”), with and into the Fund, and effective as of the close of business on December 9, 2022 the assets and liabilities of the Marathon Fund were transferred to the Fund in exchange for shares of the Fund. The Marathon Fund had similar investment objectives and policies as the Fund and was managed by the same portfolio managers. The Advisor also managed the assets of multiple separately managed accounts (the “SMAs”) that were transferred to the Fund.

The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

Shares are listed and traded on NYSE Arca. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers only one class of shares. In

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case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and sale of shares of the Fund, see “How to Buy and Sell Shares” in the Fund’s Prospectus and in this SAI. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B. Depositary Receipts. The Fund may invest in foreign securities either directly or by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be

2

treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. Bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored”. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities. Risks associated with direct investments in foreign securities, rather than through depositary receipts, are described below under “Foreign Securities.”

C. Foreign Securities. The Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign

3

governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which portfolio securities are organized or operate relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

D. Convertible Securities. The Fund may invest in convertible securities, which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio. Although convertible bonds, convertible preferred stocks, and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. By investing in convertible securities, the Fund may seek income, and may also seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock or other interests into which the securities are convertible, while potentially earning a higher fixed rate of return than is ordinarily available in common stocks. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. Income paid by a convertible security may provide a limited cushion against a decline in the price of the security. However, convertible securities generally have less potential for gain than common stocks. Also, convertible bonds generally pay less income than non-convertible bonds.

E. Derivative Instruments. The Fund may invest in option instruments as described below:

Writing Covered Call Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Writing Put Options – The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is

4

considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may also write straddles (combinations of puts and calls on the same underlying security.)

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For example, a put option may be purchased to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

A put option will be recorded as an asset in the Fund’s statement of assets and liabilities, with its initial value set as the premium paid by the Fund when purchasing it. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Fund’s NAV per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option. The purchaser of a put option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise.

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Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund may also purchase call options on underlying securities it owns to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund’s current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

A call option will be recorded as an asset in the Fund’s statement of assets and liabilities, with its initial value set as the premium paid by the Fund when purchasing it. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Fund’s NAV per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Options Transactions Generally – Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be required to exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker’s customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on an adviser’s ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and its ability to select the proper time, type and duration of the options.

The Fund may purchase either exchange-traded or over-the-counter options on securities. With certain exceptions, over-the-counter options, and any assets used to cover them, are considered illiquid securities. The Fund’s ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

F. Illiquid Investments. The Fund may invest in illiquid securities. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven

6

calendar days or less without the conversion to cash significantly changing the market value of the investment. However, the Fund will not acquire any illiquid investment ties if, immediately after the acquisition, the Fund would have invested more than 15% of the value of the Fund's net assets in illiquid investments.

Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, the Fund will take steps in accordance with the Trust’s Liquidity Risk Management Program to protect liquidity.

G. Restricted Securities. The Fund may invest in restricted securities (securities the disposition of which is restricted under the federal securities laws), including securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”).   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

H. Borrowing. The Fund may borrow for investment purposes and for other purposes permitted by the Investment Company Act of 1940 (“1940 Act”). Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to permitted borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Fund’s holdings may be disadvantageous from an investment standpoint. Borrowing creates leverage, which will exaggerate the effect or any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s NAV and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees). Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

I. Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements. The Fund may also invest in futures, options, shorts and foreign currency hedging as a defensive measure. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

J. Stock Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

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PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. During the fiscal year ended October 31, 2022, the Predecessor Fund’s portfolio turnover rate was 26%. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 20%.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.	Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.	Diversification. The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

3.	Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.

4.	Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

5.	Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

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6.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

7.	Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

8.	Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

The Fund’s Adviser is Kovitz Investment Group Partners, LLC, 71 South Wacker Drive, Suite 1860, Chicago, IL 60606. The Adviser is a registered investment adviser that provides investment advice primarily to high net worth individuals and institutional clients. The Adviser is an indirect wholly-owned subsidiary of Focus Financial Partners, LLC (“Focus”), a Delaware limited liability company that is a strategic and financial investor in independently-managed wealth management firms.

Under the terms of an investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board. Under the Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a unitary advisory fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund.

The Fund was created as part of the reorganization of the Predecessor Fund and the Marathon Fund into the Fund. Prior to the Reorganization, the Predecessor Fund was managed by the Adviser. The following table

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describes the advisory fees earned by the Adviser, amounts waived and/or reimbursed and net amounts paid to the Adviser by the Predecessor Fund or the Fund for the periods shown.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees

October 31, 2021	$933,039	$(168,110)	$764,929
October 31, 2022	$882,341	$(173,895)	$708,446
October 31, 2023	$7,153,612	$(35,053)	$7,118,559

The Adviser retains the right to use the names “Kovitz Investment Group Partners” and “Kovitz” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the names “Kovitz Investment Group Partners” and “Kovitz” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

About the Portfolio Managers

Mitchell A. Kovitz, Joel D. Hirsh, Bryan L. Engler, and Jonathan A. Shapiro (“Portfolio Managers”) are responsible for managing the Fund. As of October 31, 2023, the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Fund (figures are approximate):

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Mitchell A. Kovitz	Investment Companies: 2 Pooled Investment Vehicles: 2 Other Accounts: 4,900	Investment Companies: $906 million Pooled Investment Vehicles: $136 million Other Accounts: $4 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $136 million Other Accounts: $0
Joel D. Hirsh	Investment Companies: 2 Pooled Investment Vehicles: 2 Other Accounts: 4,900	Investment Companies: $906 million Pooled Investment Vehicles: $136 million Other Accounts: $4 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $136 million Other Accounts: $0
Bryan L. Engler	Investment Companies: 2 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $906 million Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $0 Other Accounts: $0
Jonathan A. Shapiro	Investment Companies: 2 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $906 million Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $0 Other Accounts: $0
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Compensation: Mr. Kovitz and Mr. Hirsh receive from the Adviser an annual base salary and discretionary bonus based on the performance of the firm. Mr. Shapiro receives an annual base salary and discretionary bonus from the Adviser. Mr. Engler receives an annual base salary and discretionary and performance bonuses from the Adviser.

Certain Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as they use for other clients and because the Adviser manages assets for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. Each Portfolio Manager carries on investment activities for other clients and may also carry on investment activities for his own account(s) and/or the accounts of family members, and therefore will not be devoting all of his or her efforts to the management of the Fund. As a result of these activities, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares:

As of October 31, 2023, the Portfolio Managers owned shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mitchell A. Kovitz	Over $1,000,000
Joel D. Hirsh	Over $1,000,000
Bryan L. Engler	$100,001-$500,000
Jonathan A. Shapiro	Over $1,000,000

The Portfolio Managers are invested in a separate account strategy that mirrors the Fund. The ranges of their ownership across all vehicles that are managed according to this investment strategy are as follows:

Range of Investments in Core Equity
	<$500k	$500k-$1M	$1M - $5M	$5M+
Mitchell A. Kovitz				X
Joel D. Hirsh			X
Bryan L. Engler			X
Jonathan A. Shapiro		X

TRUSTEES AND OFFICERS

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairperson of the Board is Andrea N. Mullins, who is not an “interested person” of the

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Trust, as that term is defined under the 1940 Act (“Independent Trustee”). The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance matters. The Board also has frequent interaction with the service providers and Chief Compliance Officer (the “CCO”) of the Trust with respect to risk oversight matters. The Trust’s CCO reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Trustees.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
INDEPENDENT TRUSTEES
Ira P. Cohen, 64 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2022); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019).
Andrea N. Mullins, 56 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (since November 2021).
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INTERESTED TRUSTEE
Mark J. Seger***, 62 Trustee Since March 2017	Current: Vice Chairman and Co-Founder, Ultimus Fund Solutions, LLC and its subsidiaries (since 1999).	None.

* The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 15 series.

***Mr. Seger is considered an “interested person” of the Trust because of his relationship with the Trust’s administrator, transfer agent, and distributors.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, and compliance and governance matters. The Board currently has established two standing committees: the Audit Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. During the 2023 calendar year, the Audit Committee met five times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the 2023 calendar year, the Governance and Nominating Committee met four times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; and (4) how the individual would enhance the diversity of the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Ira P. Cohen – Mr. Cohen has over 43 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 29 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Mark J. Seger – Mr. Seger has over 36 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies,

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including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Matthew J. Miller, 47 Principal Executive Officer and President Since March 2022 Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).
N. Lynn Bowley, 65 Chief Compliance Officer Since April 2022	Current: Senior Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since January 2007).
Carol J. Highsmith, 59 Vice President Since August 2008 Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).
Zachary P. Richmond, 43 Principal Financial Officer and Treasurer Since September 2021

Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).

Previous: Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to February 2019).

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Jared D. Lahman, 37 AML Officer since March 2023

Current: Assistant Vice President, Compliance Officer, Northern Lights Compliance Services, LLC (since September 2023).

Previous: Senior Compliance Analyst, Northern Lights Compliance Services, LLC (January 2019 to September 2023)..

* The address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 15 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2023 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Interested Trustee
Mark J. Seger	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees entitled to receive compensation by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira P. Cohen **	$3,433	$0	$0	$51,500
Andrea N. Mullins ***	$3,433	$0	$0	$51,500

* As of the date of this SAI, the Trust consists of 15 series. Each series, including each of the Funds, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust. Effective January 1, 2022, each Independent Trustee receives annual base compensation of $3,300 per series. Each Independent Trustee also receives additional

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compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board.

** For the fiscal year ended October 31, 2023, Mr. Ira P. Cohen received $2,618 from the Adviser.

*** For the fiscal year ended October 31, 2023, Ms. Andrea N. Mullins received $2,618 from the Adviser.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of January 31, 2024, Pershing may be deemed to control the Fund.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. Although the Trust and the Fund do not have information regarding the beneficial ownership of shares held in the names of DTC Participants, as of January 31, 2024, the name address and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund is set forth in the table below.

Name and Address	% Ownership	Type of Ownership
Pershing One Pershing Plaza Jersey City, NJ 07399	75.72%	Record
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	12.12%	Record
Bank of New York 240 Greenwich St. New York, NY 10286	6.77%	Record

As of January 31, 2024, the Trustees and officers of the Trust own beneficially none of the outstanding shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer, among other things. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction

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or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not always possible to place a dollar value on the research and other information received.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker or holder (in the secondary market). Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions may produce better execution for the Fund because of the increased volume of the transaction. This may also result in a conflict of interest because the Adviser may have to choose among the Fund and its other clients with respect to the purchase or sale of the limited supply of the security to be purchased or sold. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The following table sets forth the brokerage commissions paid by the Predecessor Fund or the Fund on its portfolio brokerage transactions during the periods shown:

Fiscal Year End	Brokerage Commissions

October 31, 2021	$0
October 31, 2022	$0
October 31, 2023	$26,718

The Trust, the Fund’s distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (877) 714-2327. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These

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policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to the day after the information is posted to the Fund’s website unless the information is publicly available on the SEC’s EDGAR system. Because the Fund is an exchange-traded fund, it is required to publicly disclose its portfolio holdings daily, as described below. As further described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s CCO. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

The Fund discloses on its website at www.kovitzetf.com the start of each day on which the New York Stock Exchange is open for business (“Business Day”) the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

The Fund reserves the right to adopt a semi-transparency policy which would allow the Fund to disclose information to facilitate efficient trading of shares through substantial portfolio transparency and publication of informative metrics, while shielding the identity of the full portfolio contents of the Fund to protect the Fund’s

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investment strategy.  The Fund may adopt such a policy with approval of the Board and without shareholder approval.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Adviser’s proxy voting policies by calling the Adviser at (312) 334-7300. A copy of the policies will be mailed to you within three days of receipt of your request. You may obtain a copy of the Trust’s or Adviser’s policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The NAV of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. The Board annually approves the pricing services used by the fund accounting agent.

Securities that do not have a readily available current market value are valued in good faith by the Advisor as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued

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pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

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Net Assets	=	NAV Per Share
Shares Outstanding

 HOW TO BUY AND SELL SHARES

Creation Units

The Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Northern Lights Distributors, LLC, the Fund’s distributor (the “Distributor”) that governs transactions in the Fund’s Creation Units.

The Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of the Cash Component, plus a transaction fee.  The Fund is expected to be approved for listing, subject to notice of issuance, on NYSE Arca.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of shares for cash.

Exchange Listing and Trading

Shares of the Fund are available to the public on NYSE Arca and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met. NYSE Arca may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. NYSE Arca will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

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Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	200 basis points (2%)

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

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On each Business Day, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

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Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor under circumstances which include, but are not limited to, if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an

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Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted from time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

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Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

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An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established

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appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI. These tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, person holding Fund shares as part of a hedge, straddle or conversion transaction, dealer in securities or Non-U.S. Shareholder, except as specifically addressed below.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax to

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noncorporate shareholders. Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds the Fund’s common stock, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of such partnership.  A partner of a partnership holding the Fund’s common stock should consult its own tax advisor regarding the U.S. federal income tax consequences to the partner of the acquisition, ownership and disposition of the Fund’s common stock by the partnership.

A “U.S. shareholder” is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC

The Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  There can be no assurance that it actually will so qualify.  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies, and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” (“QPTP”) is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly

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traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test, as long as such failure is due to reasonable cause and not willful neglect, such RIC is required to disclose the failure to the IRS and pay a tax equal to the excess of the gross income which is not derived from the sources described in (i) and (ii) above over 1/9 of the gross income that is described above.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of its taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of (other than U.S. government securities or the securities of other RICs) (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

However, if a RIC does not satisfy the “de minimis” cure provisions, it can still cure a failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the corporate tax rate by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund satisfies the income and asset-diversification tests above and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, then the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at the corporate income tax rate.  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any prior year undistributed income realized, on which the Fund paid no federal income tax in preceding years.  The Fund

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generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the Fund’s current net capital gains and thus reduce the amount of the Fund’s distribution of capital gain dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss.  Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant.  Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.  Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized

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built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation of U.S. Shareholders

Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) if the Internal Revenue Code to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.

Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  Long-term capital gain rates applicable to individuals are 0%, 15%, or 20% depending on the nature of the capital gain and the individual’s taxable income.

Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).

Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

Under the 2017 Tax Cuts and Jobs Act, "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for

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the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of the Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations (including certain foreign ETFs or foreign index mutual funds) and certain other requirements are met, the Fund may elect to pass-through to its shareholders the amount of foreign income tax paid by the Fund instead of claiming it on its tax return.  If such an election is made, each shareholder will include in gross income his proportional share of the foreign taxes paid by the Fund.  Investors may either deduct their pro-rata amount of such taxes paid in computing their taxable income or use it as a foreign tax credit against federal income tax.  If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate

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applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%.  Capital losses are subject to certain limitations.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Tax-Exempt Shareholders. If a shareholder of the Fund is a tax-exempt organization, it is generally not subject to federal income tax on distributions from the Fund or on sales or exchanges of Fund shares. This general exemption from tax does not apply to the “unrelated business taxable income” or UBTI of an exempt organization. UBTI includes dividends, interest, and gains from sales and other dispositions of property held for investment to the extent that such items are attributable to “debt financed property.” For example, UBTI could result if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). A deduction from one activity that produces UBTI cannot be used to offset income from a different activity that produces UBTI for the same taxable year. UBTI in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T. In addition, private foundations that are exempt from federal income tax may nonetheless be subject to excise tax on their net investment income and certain private colleges and universities that are exempt from federal income tax may be subject to an excise tax based on the investment income they earn. Shareholders should ask their own tax advisors for more information on their own tax situation

At the time a private foundation or certain private colleges or universities purchase Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution of such amounts, although constituting a return of investment, would be classified as a taxable distribution whether reinvested in additional shares or paid in cash. This is sometimes referred to as “buying a dividend.” In addition, the Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions. (Private colleges and universities with at least 500 students (more than 50% of which are located in the United States) and non-exempt use assets with a value at the close of the preceding year of at least $500,000 per full-time student may be subject to a 1.4% excise tax on their net investment income.)

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Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in Real Estate Mortgage Investment Conduits ("REMICs") or equity interests in Taxable Mortgage Pools ("TMPs") if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Special tax consequences also apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

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Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries, including securities held by the RICs and ETFs in which the Fund invest, may be subject to withholding and other taxes imposed by such countries. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Absent specific statutory exemptions, as described below, dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Ordinary dividends paid by the Fund to foreign investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers are subject to U.S. withholding tax.

Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest

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(including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Special U.S. tax certification requirements may apply to foreign shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a foreign shareholder, you must provide a Form W-8-BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8-BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Income dividend payments made to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied on currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among

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other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Specified individuals and specified domestic entities that have an interest in a “specified foreign financial asset” above a certain threshold amount must disclose annually their interests in such assets on IRS Form 8938, which is filed with their U.S. federal income tax return.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Summary

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders, and should not be considered tax advice.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the “Distributor”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor of Creation Units for the Fund. The Distributor is a wholly-owned subsidiary of Ultimus (defined below). The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor is obligated to sell the shares of the Fund on a reasonable efforts basis only against purchase orders for the shares. Shares of the Fund are offered on a continuous basis.

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OTHER SERVICE PROVIDERS

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator and fund accountant to the Fund, pursuant to a Master Services Agreement. Ultimus is the parent company of the Distributor. One Trustee and the officers of the Trust are members of management and/or employees of the Distributor, Ultimus, or NLCS (defined below).

Prior to the Reorganization, Ultimus served as the Transfer Agent for the Predecessor Fund. The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Predecessor Fund during the periods shown.

Fiscal Year Ended	Fees Paid For Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services

October 31, 2021	$22,635	$37,518	$74,650
October 31, 2022	$22,993	$36,054	$72,355
October 31, 2023	$2,434	$2,628	$5,255

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. For the fiscal year ended October 31, 2023, NLCS received fees in the amount of $1,999 from the Predecessor Fund.

Custodian and Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. Brown Brothers Harriman & Co. also serves as the Fund’s Transfer Agent.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. (“Cohen”), located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2024. Cohen will perform an annual audit of the Fund’s financial statements and will provide audit and tax services as requested.

Legal Counsel

Troutman Pepper Hamilton Sanders LLP, located at 3000 Two Logan Square, Philadelphia, PA 19103, serves as legal counsel to the Trust and Fund.

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FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended October 31, 2023, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.

You can obtain a copy of the Annual Report without charge by calling (877) 714-2327, or by visiting the Fund’s website at www.kovitzetf.com.

DISCLAIMERS

Shares of the Fund are not sponsored, endorsed, or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURES

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Valued Advisers Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Pursuant to

rules established by the SEC under the 1940 Act, the Board has delegated authority to vote proxies to the investment adviser of each Fund (each, an “Adviser” and collectively, the “Advisers”) and has approved formal, written guidelines for proxy voting as adopted by the Advisers to the Trust’s Funds. The Board maintains oversight of the voting policies and procedures for each Fund.

Each Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the portfolio’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board believes that the Fund Adviser, which selects the individual companies that are part of each Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, the Trust defers to and relies on the Funds’ Adviser to make decisions on casting proxy votes.

An Adviser to a Fund may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a “Sub-Adviser”). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.

Pursuant to Rule 12d1-4, a Fund must mirror vote proposals on proxies issued by underlying investment companies in the event that such Fund and its advisory group (as defined in Rule 12d1-4) own more than 25% of the shares of any one investment company. Mirror voting means that the Fund votes its shares in the same proportion that all shares of the underlying investment company are voted, or in accordance with instructions received from Fund shareholders.

Each Fund shall disclose in its Statement of Additional Information the policies and procedures that it uses to vote proxies relating to portfolio securities. In addition, each Fund shall make available to shareholders, either on its website or upon request, the record of how the Trust voted proxies relating to portfolio securities.

Each Fund shall disclose in its annual and semi-annual reports to shareholders and in its registration statement the methods by which shareholders may obtain information about the Fund’s proxy voting policies and procedures and the Fund’s proxy voting record.

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within

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three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Adviser shall provide quarterly certifications with respect to its adherence to its proxy voting and exemptive order policies and procedures.

Responsible Party: Adviser

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EXHIBIT B

Kovitz Investment Group Partners, LLC (“Kovitz”)

PROXY VOTING POLICY AND PROCEDURES

Kovitz acts as investment adviser or sub-adviser for its clients, including private funds, separately managed accounts, investment companies and other commingled investment vehicles (collectively, “clients”). SEC Rule 206(4)-6 requires all registered investment advisers to adopt written procedures to ensure that they vote client securities in the best interest of their clients. Adviser has adopted these proxy voting policies and procedures to help satisfy its duties relating to proxy voting for securities held by its clients. References herein to “proxies” hereafter shall only include those proxies of clients.

Proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in a company, from the viewpoint of the best interests of Adviser’s clients, without regard to any other interests. As a matter of policy, Adviser will not be influenced by outside sources whose interests conflict with the interest of its clients. Any conflict of interest will be resolved in the best interest of Adviser’s clients.

Procedures

The compliance department shall be responsible for making sure that proxies are voted according to these procedures. Proxies may be voted electronically or by U.S. mail. As proxy ballots are voted, they will be kept on file by the compliance department. With respect to certain accounts, Adviser may not be required to vote proxies.

Adviser has retained independent third-party proxy voting service providers, Institutional Shareholder Services Inc. (“ISS”) and Broadridge Financial Solutions, Inc. (“Broadridge), to assist it in coordinating, administering (including the maintenance of required records), processing and voting of certain client proxies. These services also include proxy voting recommendations and research. As a general rule, ISS and Broadridge will vote proxies in accordance with its recommendations, except in certain circumstances where Adviser determines it is in the best interests of the relevant client to otherwise vote a proxy, and is consistent with this Proxy Voting Policy and Procedures.

In selecting a proxy advisory firm and as a condition for retention of such firm, Adviser will seek to ensure (or reconfirm) that the firm has the capacity, ability and independence necessary to provide recommendations in the best interests of Adviser’s clients. Factors that Adviser considers critical to the employment or retention of a proxy advisory firm include the capabilities of the advisory firm’s personnel, its capacity and competency to adequately analyze proxy issues, its methodologies for assessing proxy voting matters, the manner in which it engages (or chooses not to engage) with issuers, its management, treatment and disclosure of actual and potential conflicts of interest and its propensity to commit (and correct) errors in its recommendations. The compliance department maintains documentation evidencing this review.

Adviser periodically reevaluates the basis of its continuing relationship with ISS and Broadridge. Adviser will review, among other documents and policies, its conflicts of interest disclosures, its approach to how proxies are voted, and other relevant information in seeking to reconfirm that the bases upon which ISS and Broadridge was originally selected remain intact and that the selection of ISS and Broadridge continues to be in clients’ best interests. Adviser also reviews any on-going updates or notices transmitted from ISS and Broadridge that materially modify its approach to proxy voting. In addition, Adviser will review any

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disclosures from ISS and Broadridge, or indications from other sources, of material errors, incompleteness or other problems with that firm’s proxy advice. The compliance department maintains documentation evidencing this review.

Adviser will conduct oversight of third-party research providers that it retains to assist with proxy voting to determine that proxies continue to be voted in clients’ best interests. Adviser will request that proxy advisory firm update Adviser regarding relevant business changes (i.e., with respect to the firm’s capacity and competency to provide proxy voting advice) or conflict policies and procedures. Adviser will use such information to identify and address conflicts that may arise on an ongoing basis.

Additionally, the compliance department will periodically review the number of ballots for vote versus the number of client holdings. This review will confirm our third party systems are receiving the appropriate number of ballots for the accounts we have proxy voting authority over.

Conflicts of Interest

It is the duty of the compliance department to resolve any material conflicts of interest related to proxy voting. A conflict of interest may exist, for example, if Adviser has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any Adviser employee with knowledge of a potential personal conflict of interest (e.g., familial relationship with company management) relating to a particular proposal shall disclose that potential conflict to the compliance department and remove himself or herself from the proxy voting process.

As Adviser utilizes the services of ISS and Broadridge as an independent third party proxy voting service provider, it generally will be the case that voting proxies in accordance with the recommendations of ISS and Broadridge will significantly mitigate the risk of a conflict of interest. Where, however, proxies are voted by Adviser contrary to the recommendations of ISS and Broadridge or where a potential or actual conflict of interest or perceived conflict of interest has been brought to the attention of or been identified by the compliance department, the compliance department will assess and address such conflict of interest. Some examples in which potential conflicts may exist include instances where Adviser or its affiliates also manage the issuer’s pension plan or if a Supervised Person or a close relative of a Supervised Person has a significant personal or business relationship with an issuer or an individual director (or directorship candidate), officer (or candidate for corporate office) or proxy contest participant.

If a conflict of interest arises, Adviser will:

Rely solely on (and vote in accordance with) the recommendations of ISS or Broadridge, as referenced above, or other independent third party consulted or engaged (generally or specifically) for such purpose; OR

Prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; (3) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (4) confirms that the recommendation was made solely on the merits and without regard to any other consideration. Adviser will retain a copy of such report.

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Voting Guidelines

If a client directs Adviser to vote a proxy in a particular way, Adviser will vote the proxy in accordance with the client’s directions, if possible. In the absence of specific voting direction from a client, Adviser will vote proxies in the best interests of the applicable client, which may result in different voting results among clients for proxies for the same issuer.

In seeking to vote proxies in the best interest of its clients (including determining whether it is in the best interest of a client to abstain from voting), Adviser generally is guided by the principle of voting a client proxy in a manner which it believes will maximize value to the client taking into account the nature of the client’s position in the security and underlying investment strategy and thesis, including any material applicable environmental, social and governance factors, and its voting determination also may take into account the following factors, among others:

the cost and practicality of voting;
whether voting the proxy would otherwise be unnecessary or unwarranted for any reason;
whether the proposal relates to a routine corporate housekeeping matter;
whether the proposal was recommended by management and Adviser’s opinion of management;
whether the proposal acts to entrench existing management, makes it more difficult to replace members of the issuer’s board, or implicates other corporate governance matters; and/or whether the proposal fairly compensates management for past and future performance.

Corporate governance standards, disclosure requirements and the mechanics of voting proxies in foreign markets can vary greatly from U.S. markets. Certain foreign markets impose burdensome or expensive proxy voting requirements on equity holders, which in some instances may outweigh the benefits of voting the relevant proxy. Adviser may abstain or take no action with respect to a foreign proxy if it determines, in its reasonable discretion, that the burdens and costs associated with voting the proxy outweigh the potential benefits to clients.

Proxy Voting with Respect to Kovitz’s Private Fund Clients

For most purposes, the firm’s affiliated private funds are each considered a client of Kovitz (the underlying investors in each fund are not considered clients of Kovitz).

Absent extraordinary circumstances (e.g., large ownership percentage holding, significant knowledge about the issue at hand, etc.), Kovitz will not cast proxy votes on behalf of the private funds (when it does vote proxies, Kovitz will generally vote with management). Kovitz believes that investors in the private funds would be better served if Kovitz spent its time managing the investments of the private funds, rather than spending time on analyzing proxy matters.

Generally, the private funds’ investments are generally in large, liquid stocks, and the percentage ownership in portfolio investments/companies by such funds at any given time is not material. Casting votes on behalf of the private funds would have a negligible impact unless a fund held a significant position in a particular company. Given the investment philosophy and trading strategy of Kovitz, this is unlikely to occur. Kovitz believes that voting proxies without undertaking the required due diligence is irresponsible.

Disclosure of Kovitz’s proxy voting policies and procedures to the “client” in this case would be self-serving because the disclosures would be directed to the hedge funds, and Kovitz, which makes the decisions, would be the recipient of such disclosure.

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Recordkeeping

Adviser or its agent will maintain the following records:

this Policy and Procedures;
proxy statements received regarding client securities (provided, however, that Adviser may rely on the SEC’s EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided Adviser with an undertaking to provide a copy of the proxy statement promptly upon request; such proxies, however, will still be recorded by compliance department;
o	a record of each vote cast on behalf of a client (provided, however, that Advisers may rely on a third party subject to the undertaking requirement);
o	a copy of any document prepared by Adviser that was material to making a voting decision or that memorialized the basis for the decision; and
o	a copy of any written client request for information on how Adviser voted proxies on behalf of that client and Adviser’s written response to any client request (whether written or oral) on how Adviser voted proxies on behalf of that client.

Adviser will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was recorded, the first two years in Adviser’s office.

Adviser relies, for recordkeeping purposes, on proxy statements and records of proxy votes cast that are maintained with ISS and Broadridge. Adviser’s agreement with ISS and Broadridge provides that they are required to furnish or make available to Adviser a copy of such documents promptly upon Adviser’s request.

Disclosure

Adviser shall appropriately respond in writing to all written client requests for information on how it voted with respect to that client’s securities. Such written request along with any written response shall be maintained pursuant to Adviser’s Recordkeeping policy described above.

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EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Governance and Functions

1.	The Committee shall assist the Board in adopting fund governance practices and reviewing the Trust’s fund governance standards.
2.	To carry out this purpose, the Committee shall have the following duties and powers:
a.	To periodically review workload, size, and composition of the Board;
b.	To periodically review the qualifications and independence of the members of the Board;
c.	To periodically review the compensation of the Independent Trustees;
d.	To monitor, as necessary, regulatory developments, rule changes and industry best practices in fund governance;
e.	To periodically review the Trust’s committee structure and consider if additional committees or changes to existing committees are needed or warranted; and
f.	To report its activities to the Board and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

Board Nominations and Functions

1.	The Committee shall make recommendations for nominations for Independent Trustees members on the Board of Trustees (the “Board”) to the incumbent Independent Trustees members and to the full Board. The Committee also shall evaluate candidates’ qualifications and make recommendations for “interested” members on the Board to the full Board. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with investment advisers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.
2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.
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3.	The Committee may adopt from time to time specific, minimum qualifications that the Committee believes a candidate must meet before being considered as a candidate for Board membership and shall comply with any rules adopted from time to time by the U.S. Securities and Exchange Commission (the “SEC”) regarding investment company nominating committees and the nomination of persons to be considered as candidates for Board membership. The Committee shall periodically review Independent Trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make recommendations to the full Board for nomination for membership on all committees of the Board and shall review committee assignments at least annually.
2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

Other Powers and Responsibilities

1.	The Committee shall meet as often as it deems appropriate.
2.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.
3.	The Committee shall report its activities to the Board and make such recommendations as the Committee may deem necessary or appropriate.
4.	A majority of the Committee’s members will constitute a quorum. At any meeting of the Committee at which a quorum is present, the decision of a majority of the members present and voting will be determinatives as to any matter submitted to a vote. The Committee may meet in person or by telephone, and a majority of the members of the Committee may act by written consent to the extent not inconsistent with the Trust’s by-laws. In the event of any inconsistency between this Charter and the Trust’s organizational documents, the provisions of the Trust’s organizational documents shall be given precedence.
5.	The Committee shall review this Charter at least annually and recommend any changes to the Board.

Adopted: April 23, 2010

Amended: June 8, 2016

Amended: June 7, 2018

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APPENDIX A

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures.
II.	Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.
III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 388 filed December 8, 2023 (File No. 811-22208 ).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 159 filed May 30, 2014 (File No. 811-22208).

(d)(2)	Amendment to the Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).

(d)(5)	Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208 ).

(d)(6)	Second Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208 ).

(d)(7)	Investment Advisory Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(d)(8)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy Fund (formerly known as the Sound Mind Investing Balanced Fund, the SMI Conservative Allocation Fund, and the SMI 50/40/10 Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(13)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(14)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(d)(15)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(16)	Investment Advisory Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(d)(17)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 306 filed February 28, 2019 (File No. 811-22208).

(d)(18)	Investment Advisory Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(d)(19)	Investment Advisory Agreement between the Trust and Millbank Dartmoor Portsmouth LLC with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(d)(20)	Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC with respect to the Kovitz Core Equity ETF – Filed herewith.

(d)(21)	Investment Advisory Agreement between the Trust and Regan Capital, LLC with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(e)(1)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(3)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(4)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(5)	Amendment to the Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(e)(6)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(7)	Distribution Agreement between Ultimus Fund Distributors, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(8)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(e)(9)	Amended Schedule A to the Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(e)(10)	Distribution Agreement between the Trust and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).

(g)(5)	Amendment No. 1 to the Custody Agreement between the Trust and US Bank, N.A. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 290 filed April 27, 2018 (File No. 811-22208)

(g)(6)	Amendment No. 2 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(g)(7)	Amendment No. 3 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(g)(8)	Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(g)(9)	First Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporate by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208 ).

(g)(10)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(h)(2)	First Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(3)	Second Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(h)(4)	Amendment to the Fund Administration Addendum to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(5)	Amended Schedule A to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(h)(6)	ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(h)(7)	Amendment No. 1 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 8-22208 ).

(h)(8)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(h)(9)	Amended and Restated Expense Limitation Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 391 filed February 28, 2024 (File No. 811-22208).

(h)(10)	Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Fund, the SMI Multi-Strategy Fund, and the SMI Dynamic Allocation Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 379 filed February 28, 2023 (File No. 811-22208). .

(h)(11)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 387 filed September 28, 2023 (File No. 811-22208]).

(h)(12)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2024 (File No. 811-22208).

(h)(13)

Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2024 (File No. 811-22208).

(h)(14)	Amended Expense Limitation Agreement between the Trust and Summitry LLC with respect to the Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 383 filed May 31, 2023 (File No. 811-22208).

(h)(15)	Amended Expense Limitation Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 384 filed May 31, 2023 (File No. 811-22208).

(h)(16)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2024 (File No. 811-22208).

(h)(17)	Amended Expense Limitation Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 381 filed May 31, 2023 (File No. 811-22208).

(h)(18)	Expense Limitation Agreement between the Trust and Millbank Dartmoor Portsmouth LLC with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund (now known as Summitry Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund (now known as the Foundry Partners Fundamental Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel with respect to the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(i)(6)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(i)(7)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(i)(8)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(9)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Small Cap Equity Fund (now known as the Dana Epiphany ESG Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(i)(10)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(i)(11)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(12)	Tax Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(13)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, Legal Counsel, with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 301 filed November 16, 2018 (File No. 811-22208).

(i)(14)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Channing Intrinsic Value Small-Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 338 filed February 24, 2021 (File No. 811-22208).

(i)(15)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 360 filed December 17, 2021 (File No. 811-22208).

(i)(16)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Kovitz Core Equity ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 370 filed June 24, 2022 (File No. 811-22208).

(i)(17)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Regan Floating-Rate MBS ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 388 filed December 8, 2023 (File No. 811-2220 ).

(j)(1)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 383 filed May 31, 2023 (File No. 811-22208).

(j)(2)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(j)(3)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 391 filed February 28, 2024 (File No. 811-22208).

(j)(4)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds - Incorporated by reference to Registrant’s Post-Effective Amendment No. 379 filed February 28, 2023 (File No. 811-22208). .

(j)(5)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 387 filed September 28, 2023 (File No. 811-22208).

(j)(6)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Dana Funds – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2023 (File No. 811-22208).

(j)(7)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 384 filed May 31, 2023 (File No. 811-22208).

(j)(8)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 303 filed February 28, 2019 (File No. 811-22208).

(j)(9)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 381 filed May 31, 2023 (File No. 811-22208).

(j)(10)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 382 filed May 31, 2023 (File No. 811-22208).

(j)(11)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Kovitz Core Equity ETF – Filed herewith.

(j)(12)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for the Foundry Partners Fundamental Small Cap Value Fund (formerly known as the Dreman Contrarian Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(n)(1)	Rule 18f-3 Plan for Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 356 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(4)	Code of Ethics for Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 363 filed February 28, 2022 (File No. 811-22208).

(p)(6)	Code of Ethics for Foundry Partners, LLC - Incorporated by reference to Registrant’s Post-Effective Amendment No. 340 filed February 26, 2021 (File No. 811-22208).

(p)(7)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(8)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(9)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(10)	Code of Ethics for Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(11)	Code of Ethics for Belmont Capital, LLC dba Belmont Capital Group – Incorporated by reference to Registrant’s Post-Effective Amendment No. 348 filed May 28, 2021 (File No. 811-22208).

(p)(12)	Code of Ethics for Channing Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(p)(13)	Code of Ethics for Millbank Dartmoor Portsmouth LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(p)(14)	Code of Ethics for Regan Capital, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 367 filed May 31, 2022 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

1.	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors also serves as a principal underwriter for the following investment companies: Bruce Fund, Inc., CM Advisors Family of Funds, Caldwell & Orkin Funds, Inc., Cantor Fitzgerald Infrastructure Fund, Cantor Select Portfolios Trust, Capitol Series Trust, Centaur Mutual Funds Trust, Chesapeake Investment Trust, Commonwealth International Series Trust, Conestoga Funds, Connors Funds, Cross Shore Discovery Fund, Dynamic Alternatives Fund, Eubel Brady & Suttman Mutual Fund Trust, Fairway Private Equity & Venture Capital Opportunities Fund, Flat Rock Enhanced Income Fund, HC Capital Trust, Hussman Investment Trust, James Advantage Funds, James Alpha Funds Trust, Lind Capital Partners Municipal Credit Income Fund, Manager Directed Portfolios, MSS Series Trust, Oak Associates Funds, ONEFUND Trust, Papp Investment Trust, Peachtree Alternative Strategies Fund, Rocky Mountain Opportunity Trust, Schwartz Investment Trust, Segall Bryant & Hamill Trust, The Cutler Trust, The Investment House Funds, Ultimus Managers Trust, Unified Series Trust, VELA Funds, Volumetric Fund, Waycross Independent Trust, Williamsburg Investment Trust, XD Fund Trust, and Yorktown Funds.

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Stephen L. Preston*	Vice President, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None

Melvin Van Cleave*	Chief Information Security Officer	None

Douglas K. Jones*	Vice President	None

Gregory A. Evans*	Financial Operations Principal	None

*	The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

2.	Northern Lights Distributors, LLC

(a)	Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Everest Fund, The Saratoga Advantage Trust, Segal Bryant & Hamill Trust. Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, and Zacks Trust

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None

Bill Strait*	Secretary, General Counsel, and Manager	None

Stephen L. Preston*	Treasurer, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None

David James*	Manager	None

Melvin Van Cleave*	Chief Information Security Officer	None

Gregory A. Evans*	Financial Operations Principal	None

*	The principal business address of these individuals is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Summitry Equity Fund, Foundry Partners Fundamental Small Cap Value Fund, BFS Equity Fund, Dana Large Cap Equity Fund, Dana Epiphany ESG Small Cap Equity Fund, Dana Epiphany ESG Equity Fund, Sound Mind Investing Fund, SMI Dynamic Allocation Fund, and SMI Multi-Strategy Fund).

(b)	US Bank, N.A., 1555 N. Rivercenter Drive, Milwaukee, WI 53212 (records relating to its functions as custodian for LS Opportunity Fund, Channing Intrinsic Value Small-Cap Fund, and MDP Low Volatility Fund).

(c)	Summitry LLC, 919 Hillsdale Blvd, Suite 150, Foster City, CA 94404 (records relating to its function as the investment adviser to Summitry Equity Fund).

(d)	Long Short Advisors, LLC, 3330 Fairchild Gardens Avenue, Suite 30428, Palm Beach Gardens, FL 33410 (records relating to its function as the investment adviser to LS Opportunity Fund).

(e)	Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as transfer agent, fund accountant, and administrator for the Trust).

(f)	Kovitz Investment Group Partners, LLC, 71 S. Wacker Dr., Suite 1860, Chicago, IL 60606 (records relating to its function as investment adviser to the Kovitz Core Equity ETF).

(g)	Foundry Partners, LLC, 510 First Avenue North, Suite 601, Minneapolis, MN 55401 (records relating to its function as investment adviser to Foundry Partners Fundamental Small Cap Value Fund).

(h)	SMI Advisory Services, LLC, 4400 Ray Boll Blvd. Columbus, IN 47203 (records relating to its function as investment adviser to the Sound Mind Funds).

(i)	Bradley, Foster & Sargent, Inc., 185 Asylum St., City Place II, Hartford, Connecticut 06103 (records relating to its function as investment adviser to the BFS Equity Fund).

(j)	Dana Investment Advisors, Inc., 20700 Swenson Drive, Suite 400, Waukesha, Wisconsin 53186 (records relating to its function as investment adviser to the Dana Funds).

(k)	Prospector Partners, LLC, 370 Church Street, Guilford, Connecticut 06437 (records relating to its function as subadviser to the LS Opportunity Fund).

(l)	Belmont Capital, LLC d/b/a Belmont Capital Group, 1875 Century Park E., Suite 1780, Los Angeles, California 90067 (records relating to its function as investment adviser to the Belmont Theta Income Fund).

(m)	Ultimus Fund Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as distributor to certain series of the Trust).

(n)	Channing Capital Management, LLC, 10 S. LaSalle Street, Suite 2401, Chicago, IL 60603 (records relating to its function as investment adviser to the Channing Intrinsic Value Small-Cap Fund).

(p)	Millbank Dartmoor Portsmouth LLC, 22 Pack Square, Suite 401, Asheville, NC, 28801 (records relating to its function as investment adviser to the MDP Low Volatility Fund).

(q)	Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 (records relating to its function as distributor to certain series of the Trust).

(r)	Brown Brothers Harriman & Co, 50 Post Office Square, Boston, MA 02110 (records relating to its function as custodian for Kovitz Core Equity ETF and Regan Floating Rate MBS ETF).

(s)	Regan Capital, LLC, 300 Crescent Court, Suite 1760, Dallas, TX 75201 (records relating to its function as investment adviser to the Regan Floating Rate MBS ETF).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 392 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on this 28th day of February 2024.

VALUED ADVISERS TRUST

By:	*
Matthew J. Miller, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	*	February 28, 2024
	Andrea N. Mullins, Trustee	Date

	*	February 28, 2024
	Ira Cohen, Trustee	Date

	*	February 28, 2024
	Mark J. Seger, Trustee	Date

	*	February 28, 2024
	Zachary P. Richmond, Treasurer and Principal	Date
Financial Officer

* By:	/s/ Carol J. Highsmith	February 28, 2024
	Carol J. Highsmith, Vice President, Attorney in Fact	Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT
(d)(20)	Investment Advisory Agreement
(j)(11)	Consent of Cohen & Company, Ltd.